Assets Held for Sale and Discontinued Operations - Summary of Profit on Disposal of Discontinued Operations (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Assets/(liabilities) disposed of at net carrying amount:
- non-current assets	€ 681	€ 126	€ 256
- working capital and provisions	132	29	24
Net assets disposed	863	168	282
Reclassification of currency translation effects on disposal	15	9	(44)
Total	878	177	238
Net cash inflow arising on disposal
Proceeds from disposal from discontinued operations	2,361	3	2
Less: cash and cash equivalents disposed	(60)	(11)	(3)
Total Group net cash inflow arising on disposal	3,009	€ 222	€ 283
Discontinued operations [member]
Assets/(liabilities) disposed of at net carrying amount:
- non-current assets	472
- cash and cash equivalents	18
- working capital and provisions	367
- deferred tax	(14)
Net assets disposed	843
Reclassification of currency translation effects on disposal	(27)
Total	816
Proceeds from disposal (net of disposal costs)	2,379
Profit on disposal from discontinued operations	1,563
Net cash inflow arising on disposal
Proceeds from disposal from discontinued operations	2,379
Less: cash and cash equivalents disposed	(18)
Total Group net cash inflow arising on disposal	€ 2,361